AIG U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS – June 30, 2021 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 17.3%
Federal Home Loan Mtg. Corp. — 3.5%
3.50% due 08/01/2030	$1,215,233	$1,313,645
3.50% due 12/01/2044	1,907,178	2,066,734
4.00% due 04/01/2034	650,035	698,926

		4,079,305

Federal National Mtg. Assoc. — 1.2%
2.50% due 11/01/2027	1,322,101	1,385,046

Government National Mtg. Assoc. — 12.6%
3.50% due 03/15/2042	137,964	148,355
3.50% due 06/15/2042	659,743	706,976
3.50% due 07/15/2042	110,325	117,692
3.50% due 02/20/2045	324,877	349,005
4.00% due 03/15/2039	77,419	85,167
4.00% due 06/15/2039	210,326	231,299
4.00% due 12/15/2039	112,656	123,607
4.00% due 08/15/2040	61,483	67,314
4.00% due 11/15/2040	139,702	153,150
4.00% due 09/15/2041	419,103	463,002
4.00% due 10/15/2041	22,582	24,221
4.00% due 11/15/2041	40,192	43,463
4.00% due 12/15/2041	178,500	192,922
4.00% due 01/15/2042	710,724	780,724
4.00% due 02/15/2042	186,751	206,947
4.00% due 03/15/2042	67,684	75,125
4.50% due 09/15/2033	114,129	127,966
4.50% due 04/15/2039	28,024	31,465
4.50% due 05/15/2039	47,296	53,382
4.50% due 06/15/2039	522,067	589,076
4.50% due 07/15/2039	139,436	156,664
4.50% due 09/15/2039	73,236	82,715
4.50% due 11/15/2039	60,309	67,898
4.50% due 12/15/2039	129,511	146,058
4.50% due 02/15/2040	326,961	368,277
4.50% due 03/15/2040	107,671	120,574
4.50% due 04/15/2040	65,120	73,548
4.50% due 07/15/2040	129,016	144,953
4.50% due 03/15/2041	546,385	616,711
4.50% due 04/15/2041	107,587	119,502
4.50% due 06/15/2041	110,116	122,315
4.50% due 08/15/2041	125,863	139,665
4.50% due 04/20/2044	293,193	324,238
5.00% due 08/15/2033	148,024	169,563
5.00% due 10/15/2033	244,372	280,011
5.00% due 05/15/2035	67,967	76,677
5.00% due 08/15/2035	158,870	182,525
5.00% due 05/15/2036	45,634	52,789
5.00% due 09/15/2036	62,681	72,509
5.00% due 01/15/2037	75,304	85,655
5.00% due 03/15/2037	24,763	28,289
5.00% due 04/15/2037	38,011	42,860
5.00% due 04/15/2038	110,858	126,364
5.00% due 05/15/2038	85,258	98,389
5.00% due 08/15/2038	250,416	288,357
5.00% due 02/15/2039	39,494	45,578
5.00% due 03/15/2039	30,084	33,932
5.00% due 04/15/2039	48,754	55,907
5.00% due 07/20/2039	414,163	461,305
5.00% due 08/15/2039	159,119	184,264
5.00% due 09/20/2039	1,296,194	1,468,567
5.00% due 10/15/2039	255,421	294,314
5.00% due 11/15/2039	209,873	242,823
5.00% due 12/15/2039	184,394	212,803
5.00% due 04/15/2040	181,026	207,246
5.00% due 05/15/2040	304,667	350,489
5.00% due 07/20/2045	161,680	183,193
5.50% due 06/15/2033	232,413	268,789
5.50% due 07/15/2033	47,610	55,491
5.50% due 10/15/2033	76,845	89,567
5.50% due 01/15/2034	245,962	280,040
5.50% due 02/15/2034	169,382	191,506
5.50% due 04/20/2035	222,077	254,205
5.50% due 09/15/2035	215,849	252,850
5.50% due 10/15/2035	91,652	107,617
5.50% due 02/15/2038	53,547	62,650
5.50% due 04/15/2038	32,974	38,780
5.50% due 09/15/2039	20,393	23,703
5.50% due 03/15/2040	137	161
6.00% due 04/15/2028	61,214	70,266
6.00% due 08/15/2033	116,461	138,543
6.00% due 12/15/2033	25,957	29,104
6.00% due 09/20/2038	451,395	515,171
6.50% due 10/15/2031	13,264	14,793

		14,691,621

Total U.S. Government Agencies (cost $18,933,758)		20,155,972

U.S. GOVERNMENT TREASURIES — 80.5%
United States Treasury Bonds — 23.6%
2.00% due 02/15/2050	1,400,000	1,376,211
2.25% due 08/15/2049	700,000	725,566
2.50% due 02/15/2045	1,000,000	1,082,695
2.75% due 08/15/2042	1,100,000	1,240,293
2.75% due 11/15/2042	2,000,000	2,253,594
3.00% due 05/15/2042	2,000,000	2,342,656
3.00% due 02/15/2049	1,000,000	1,197,812
3.13% due 11/15/2041	1,500,000	1,789,219
3.13% due 02/15/2042	1,100,000	1,312,953
3.38% due 11/15/2048	1,000,000	1,277,383
3.50% due 02/15/2039	2,000,000	2,503,047
4.25% due 11/15/2040	3,300,000	4,554,516
4.50% due 02/15/2036	1,500,000	2,060,684
4.75% due 02/15/2041	2,500,000	3,667,969

		27,384,598

United States Treasury Notes — 56.9%
0.13% due 05/31/2022	1,000,000	1,000,234
0.13% due 06/30/2022	1,000,000	1,000,234
0.13% due 05/15/2023	1,000,000	998,086
0.13% due 07/15/2023	650,000	648,273
0.13% due 08/15/2023	650,000	647,994
0.25% due 04/15/2023	1,000,000	1,000,508
0.25% due 06/15/2023	600,000	600,070
0.25% due 05/31/2025	300,000	295,055
0.25% due 06/30/2025	1,500,000	1,473,867
0.50% due 03/15/2023	1,000,000	1,005,039
0.50% due 03/31/2025	800,000	796,219
0.50% due 04/30/2027	400,000	388,188
0.50% due 05/31/2027	1,000,000	968,672
0.63% due 05/15/2030	1,000,000	935,508
0.63% due 08/15/2030	1,000,000	932,383

0.75% due 03/31/2026	1,500,000	1,493,965
1.25% due 07/31/2023	1,000,000	1,020,430
1.25% due 08/31/2024	500,000	511,836
1.38% due 02/15/2023	750,000	764,385
1.50% due 08/15/2022	1,000,000	1,015,586
1.50% due 09/15/2022	500,000	508,242
1.50% due 01/15/2023	800,000	816,188
1.50% due 02/28/2023	2,000,000	2,043,203
1.50% due 03/31/2023	750,000	766,729
1.50% due 09/30/2024	800,000	825,469
1.50% due 08/15/2026	2,000,000	2,060,312
1.50% due 02/15/2030	400,000	404,250
1.63% due 08/15/2022	1,000,000	1,017,031
1.63% due 11/15/2022	1,000,000	1,020,195
1.63% due 05/15/2026	1,000,000	1,036,914
1.63% due 08/15/2029	500,000	511,777
1.75% due 05/15/2022	1,875,000	1,902,100
1.75% due 05/15/2023	1,000,000	1,028,281
1.75% due 11/15/2029	1,000,000	1,032,930
1.88% due 03/31/2022	1,000,000	1,013,359
2.00% due 11/30/2022	1,000,000	1,025,937
2.00% due 02/15/2023	1,000,000	1,029,180
2.00% due 05/31/2024	1,000,000	1,045,117
2.00% due 02/15/2025	5,000,000	5,250,977
2.00% due 08/15/2025	3,000,000	3,157,734
2.00% due 11/15/2026	2,700,000	2,850,609
2.13% due 12/31/2022	1,000,000	1,029,141
2.13% due 03/31/2024	2,000,000	2,093,828
2.25% due 11/15/2024	1,000,000	1,057,227
2.25% due 11/15/2025	1,000,000	1,064,219
2.25% due 08/15/2027	900,000	963,035
2.25% due 11/15/2027	2,000,000	2,140,625
2.38% due 08/15/2024	1,000,000	1,058,828
2.50% due 08/15/2023	1,000,000	1,046,953
2.50% due 05/15/2024	1,000,000	1,059,336
2.63% due 02/28/2023	3,000,000	3,121,172
2.75% due 11/15/2023	2,500,000	2,643,359
2.75% due 02/15/2024	1,000,000	1,061,953

		66,182,742

Total U.S. Government Treasuries (cost $88,686,518)		93,567,340

Total Long-Term Investment Securities (cost $107,620,276)		113,723,312

REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 06/30/2021, to be repurchased 07/01/2021 in the amount of $1,571,000 and collateralized by $1,042,000 of United States Treasury Bonds, bearing interest at 1.75% due 01/15/2028 and having an approximate value of $1,602,441 (cost $1,571,000)	1,571,000	1,571,000

TOTAL INVESTMENTS (cost $109,191,276)	99.2%	115,294,312
Other assets less liabilities	0.8	880,004

NET ASSETS	100.0%	$116,174,316

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Government Agencies	$–	$20,155,972	$–	$20,155,972
U.S. Government Treasuries	–	93,567,340	–	93,567,340
Repurchase Agreements	–	1,571,000	–	1,571,000

Total Investments at Value	$–	$115,294,312	$–	$115,294,312

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

AIG Strategic Bond Fund

PORTFOLIO OF INVESTMENTS – June 30, 2021 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES – 1.0%
Diversified Financial Services – 1.0%
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	$83,635	$84,195
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	203,473
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	239,000	253,369
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	300,000	335,732
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 1.07% (1 ML+1.00%) due 04/15/2034*(1)	400,000	400,000
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	89,403	90,436
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	49,742	50,519
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	103,816	105,223
Chase Mtg. Finance Trust VRS Series 2016-SH2, Class M2 3.71% due 12/25/2045*(2)(3)	178,801	184,465
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(2)	132,000	142,961
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	36,481	36,901
Honda Auto Receivables Owner Trust Series 2020-3, Class A4 0.46% due 04/19/2027	160,000	159,585
Honda Auto Receivables Owner Trust Series 2020-2, Class A4 1.09% due 10/15/2026	100,000	101,469
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	37,644	38,095
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 0.97% (1 ML+0.90%) due 12/15/2033*(1)	350,000	349,561
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	390,000	404,224
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	32,242	32,727
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	100,000	105,460
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	125,000	128,076

Total Asset Backed Securities (cost $3,131,961)		3,206,471

U.S. CONVERTIBLE BONDS & NOTES – 0.1%
Oil Field Machinery & Equipment – 0.1%
Hi-Crush, Inc. Senior Sec. Notes 8.00% due 04/09/2026(4)(5)(6) (cost $250,035)	273,433	273,433

U.S. CORPORATE BONDS & NOTES – 39.4%
Aerospace/Defense – 0.0%
Teledyne Technologies, Inc. Company Guar. Notes 2.75% due 04/01/2031	67,000	68,897

Aerospace/Defense-Equipment – 0.4%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	670,000	693,450
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	607,000	647,972

		1,341,422

Airlines – 0.7%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,265,000	1,587,575
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	141,000	146,287
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	331,000	342,585
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	112,000	115,920

		2,192,367

Applications Software – 0.1%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	450,000	476,865

Auction Houses/Art Dealers – 0.3%
Bidfair Holdings, Inc. Senior Notes 5.88% due 06/01/2029*	415,000	421,225
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	630,000	679,612

		1,100,837

Auto-Cars/Light Trucks – 1.1%
BMW US Capital LLC Company Guar. Notes 3.90% due 04/09/2025*	98,000	108,098
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	1,344,000	1,428,000

Ford Motor Co. Senior Notes 6.63% due 10/01/2028	865,000	1,031,513
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	526,000	691,690
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	200,000	209,500
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	43,000	43,342
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	83,000	87,421
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	56,000	59,703
Toyota Motor Credit Corp. Senior Notes 1.90% due 04/06/2028	103,000	105,038

		3,764,305

Auto-Heavy Duty Trucks – 0.4%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	650,000	638,865
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	495,000	523,463
PACCAR Financial Corp. Senior Notes 0.80% due 06/08/2023	78,000	78,637

		1,240,965

Banks-Commercial – 0.6%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	101,000	114,934
BankUnited, Inc. Sub. Notes 5.13% due 06/11/2030	268,000	312,673
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	213,000	213,652
First Horizon Bank Sub. Notes 5.75% due 05/01/2030	250,000	308,533
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	200,000	305,047
Santander Holdings USA, Inc. Senior Notes 3.24% due 10/05/2026	43,000	45,879
Signature Bank Sub. Notes 4.00% due 10/15/2030	143,000	151,839
SVB Financial Group Senior Notes 2.10% due 05/15/2028	66,000	66,999
Texas Capital Bancshares, Inc. Sub. Notes 4.00% due 05/06/2031	95,000	98,700
Valley National Bancorp Sub. Notes 3.00% due 06/15/2031	121,000	122,765
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	250,000	262,261

		2,003,282

Banks-Super Regional – 0.1%
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	27,000	28,016
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	40,000	40,942
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	42,000	47,913
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	180,000	221,671
Wells Fargo & Co. Sub. Notes 5.61% due 01/15/2044	37,000	50,543

		389,085

Batteries/Battery Systems – 0.3%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	644,000	644,663
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	378,000	393,381

		1,038,044

Brewery – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	116,000	146,395
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	184,000	225,045

		371,440

Broadcast Services/Program – 0.3%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	80,000	101,246

Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	950,000	1,029,809

		1,131,055

Building & Construction Products-Misc. – 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	31,000	36,074
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	415,000	397,242
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	135,000	139,810

		573,126

Building & Construction-Misc. – 0.2%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	523,000	532,153

Building Products-Air & Heating – 0.0%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	116,000	121,784

Building Products-Cement – 0.0%
Eagle Materials, Inc. Senior Notes 2.50% due 07/01/2031	54,000	53,632

Building Products-Doors & Windows – 0.2%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	730,000	775,625

Building Products-Wood – 0.0%
Masco Corp. Senior Notes 3.13% due 02/15/2051	62,000	61,547

Cable/Satellite TV – 1.1%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	697,000	710,940
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	557,000	580,673
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	203,000	212,996
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	565,000	617,602
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	30,000	30,037
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	122,000	119,848
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	58,000	66,663
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	15,000	18,456
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	42,000	56,215
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	82,000	90,199
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	34,000	39,155
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	64,000	79,385
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	200,000	211,516
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	689,000	723,484
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	90,000	122,687

		3,679,856

Casino Services – 0.2%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	630,000	668,090

Cellular Telecom – 0.1%
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	144,000	142,225
T-Mobile USA, Inc. Senior Sec. Notes 3.60% due 11/15/2060	54,000	54,977

		197,202

Chemicals-Diversified – 0.0%
LYB International Finance III LLC Company Guar. Notes 3.80% due 10/01/2060	19,000	20,107

Chemicals-Specialty – 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	93,000	94,939
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	495,000	514,651

		609,590

Circuit Boards – 0.1%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	447,000	449,709

Coal – 0.4%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	745,000	773,719
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	689,000	688,139

		1,461,858

Commercial Services – 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	161,000	170,129
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	255,000	277,548

		447,677

Commercial Services-Finance – 0.5%
Block Financial LLC Company Guar. Notes 2.50% due 07/15/2028	89,000	89,441
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	1,053,000	1,058,170
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	690,000	681,375

		1,828,986

Computer Services – 0.4%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	596,000	616,586
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	490,000	515,725
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	55,000	59,768

		1,192,079

Computer Software – 0.1%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	480,000	464,269

Computers – 0.2%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	69,000	72,249
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036	105,000	160,700
Hewlett Packard Enterprise Co. Senior Notes 1.75% due 04/01/2026	202,000	204,336
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045	81,000	108,878

		546,163

Computers-Integrated Systems – 0.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	420,000	429,975
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	674,000	695,062

		1,125,037

Containers-Metal/Glass – 0.2%
Silgan Holdings, Inc. Company Guar. Notes 4.75% due 03/15/2025	501,000	509,141

Containers-Paper/Plastic – 0.0%
Amcor Flexibles North America, Inc. Company Guar. Notes 2.69% due 05/25/2031	58,000	59,223

Cosmetics & Toiletries – 0.5%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	1,027,000	1,040,402
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	600,000	606,000

		1,646,402

Dialysis Centers – 0.3%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,050,000	1,077,783

Direct Marketing – 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	675,000	730,087

Distribution/Wholesale – 0.4%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	680,000	669,120
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	588,000	618,870

		1,287,990

Diversified Banking Institutions – 0.9%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	159,000	166,391
Bank of America Corp. FRS Senior Notes 3.31% (3 ML+1.24%) due 04/22/2042	70,000	74,342
Bank of America Corp. Senior Notes 3.48% due 03/13/2052	41,000	44,888
Bank of America Corp. Senior Notes 4.08% due 04/23/2040	90,000	105,621
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	489,000	548,131
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	66,000	66,183
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	41,000	45,242
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	119,000	135,945
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	123,000	161,580
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	157,000	208,781
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	86,000	85,814
Goldman Sachs Group, Inc. Senior Notes 3.21% due 04/22/2042	59,000	61,787
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	175,000	190,370
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	178,000	259,208
JPMorgan Chase & Co. Senior Notes 0.65% due 09/16/2024	117,000	117,053
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	260,000	268,516
JPMorgan Chase & Co. Senior Notes 2.07% due 06/01/2029	57,000	57,462
JPMorgan Chase & Co. Senior Notes 2.53% due 11/19/2041	127,000	121,157
Morgan Stanley Senior Notes 0.79% due 05/30/2025	27,000	26,893
Morgan Stanley Senior Notes 3.22% due 04/22/2042	70,000	74,275
Morgan Stanley Senior Notes 3.63% due 01/20/2027	207,000	229,542
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	17,000	19,607

		3,068,788

Diversified Manufacturing Operations – 0.0%
General Electric Co. Senior Notes 4.35% due 05/01/2050	30,000	36,306
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	63,000	67,467

		103,773

E-Commerce/Services – 0.2%
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	108,000	109,637
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	680,000	714,850

		824,487

Electric Products-Misc. – 0.0%
Emerson Electric Co. Senior Notes 0.88% due 10/15/2026	79,000	77,768

Electric-Distribution – 0.1%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	425,000	448,375

Electric-Generation – 0.4%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	80,000	94,845
Leeward Renewable Energy Operations LLC Company Guar. Notes 4.25% due 07/01/2029*	91,000	92,365
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	51,000	49,228

Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	500,000	517,600
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	539,000	552,475

		1,306,513

Electric-Integrated – 0.9%
AES Corp. Senior Notes 2.45% due 01/15/2031*	131,000	129,761
Avangrid, Inc. Senior Notes 3.20% due 04/15/2025	189,000	203,048
Consolidated Edison Co. of New York, Inc. Senior Notes 3.60% due 06/15/2061	125,000	130,302
Consolidated Edison Co. of New York, Inc. Senior Notes 3.95% due 04/01/2050	17,000	19,316
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	145,000	182,306
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	141,000	170,577
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	33,000	36,115
Entergy Texas, Inc. 1st Mtg. Bonds 4.50% due 03/30/2039	144,000	171,101
Exelon Corp. Senior Notes 4.70% due 04/15/2050	57,000	72,049
Exelon Generation Co. LLC Senior Notes 3.25% due 06/01/2025	3,000	3,236
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	122,000	166,885
Georgia Power Co. Senior Notes 3.25% due 03/15/2051	151,000	152,320
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	83,000	89,581
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	35,000	35,482
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	75,000	72,017
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	145,000	141,472
Public Service Co. of Colorado 1st Mtg. Notes 3.70% due 06/15/2028	118,000	133,178
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	81,000	98,826
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	184,000	264,808
Southern California Edison Co. 1st Mtg. Bonds 1.10% due 04/01/2024	187,000	188,313
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	529,000	484,035

		2,944,728

Electronic Components-Semiconductors – 0.0%
Broadcom, Inc. Company Guar. Notes 3.50% due 02/15/2041*	51,000	52,338
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	82,000	92,051

		144,389

Electronic Measurement Instruments – 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	7,000	7,777
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031*	172,000	172,654

		180,431

Electronic Parts Distribution – 0.2%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	617,000	634,739

Enterprise Software/Service – 0.5%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 06/30/2028*	135,000	135,683
Clarivate Science Holdings Corp. Senior Notes 4.88% due 06/30/2029*	411,000	421,789
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	604,000	626,650
Oracle Corp. Senior Notes 2.30% due 03/25/2028	209,000	214,708
Oracle Corp. Senior Notes 3.80% due 11/15/2037	141,000	154,677

Oracle Corp. Senior Notes 4.10% due 03/25/2061	73,000	80,965

		1,634,472

Finance-Auto Loans – 0.3%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	80,000	82,900
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	757,000	796,742

		879,642

Finance-Commercial – 0.1%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	462,000	485,225

Finance-Consumer Loans – 0.6%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	935,000	958,375
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	72,000	74,048
OneMain Finance Corp. Company Guar. Notes 3.50% due 01/15/2027	77,000	77,578
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	425,000	479,655
Synchrony Financial Senior Notes 4.50% due 07/23/2025	329,000	368,049

		1,957,705

Finance-Credit Card – 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	998,000	1,025,445
American Express Co. Senior Notes 3.40% due 02/22/2024	38,000	40,660
American Express Co. Senior Notes 4.20% due 11/06/2025	52,000	58,949
Visa, Inc. Senior Notes 0.75% due 08/15/2027	32,000	31,035

		1,156,089

Finance-Investment Banker/Broker – 0.4%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	700,000	719,250
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	433,000	435,165
LPL Holdings, Inc. Company Guar. Notes 4.63% due 11/15/2027*	105,000	108,806

		1,263,221

Finance-Mortgage Loan/Banker – 0.5%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	954,000	1,051,499
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	624,000	616,200
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	143,000	150,150

		1,817,849

Financial Guarantee Insurance – 0.1%
Assured Guaranty US Holdings, Inc. Company Guar. Notes 3.15% due 06/15/2031	48,000	49,857
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	354,000	405,670

		455,527

Food-Meat Products – 0.1%
Hormel Foods Corp. Senior Notes 0.65% due 06/03/2024	78,000	78,172
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	54,000	59,054
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	74,000	86,216

		223,442

Food-Misc./Diversified – 0.6%
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	77,000	102,670
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	665,000	678,300
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049	382,000	463,451
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	152,000	167,561
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	695,000	693,471

		2,105,453

Food-Retail – 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	308,000	331,921
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	532,000	556,312

		888,233

Food-Wholesale/Distribution – 0.3%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	680,000	674,050
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	132,000	157,886
Sysco Corp. Company Guar. Notes 4.50% due 04/01/2046	79,000	93,808
Sysco Corp. Company Guar. Notes 5.95% due 04/01/2030	18,000	23,108
Sysco Corp. Company Guar. Notes 6.60% due 04/01/2050	28,000	43,577

		992,429

Gas-Distribution – 0.0%
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	51,000	51,353

Hotels/Motels – 0.7%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	895,000	915,138
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	405,000	424,238
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	103,000	104,713
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	159,000	183,301
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	596,000	656,583

		2,283,973

Human Resources – 0.5%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	460,000	477,825
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	636,000	604,874
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	700,000	690,200

		1,772,899

Independent Power Producers – 0.8%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	435,000	414,272
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	266,000	264,670
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	585,000	613,519
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	228,000	223,160
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	655,000	643,668
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	375,000	385,313

		2,544,602

Instruments-Controls – 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	58,000	58,018

Insurance Brokers – 0.0%
Arthur J. Gallagher & Co. Senior Notes 3.50% due 05/20/2051	39,000	40,878
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	26,000	29,230

		70,108

Insurance-Life/Health – 0.3%
Americo Life, Inc. Senior Notes 3.45% due 04/15/2031*	52,000	52,978
Athene Global Funding Sec. Notes 1.00% due 04/16/2024*	112,000	112,337
Athene Global Funding Sec. Notes 2.67% due 06/07/2031*	91,000	92,278
Brighthouse Financial Global Funding Senior Sec. Notes 0.60% due 06/28/2023*	82,000	81,966

Equitable Financial Life Global Funding Sec. Notes 0.50% due 04/06/2023*	141,000	141,184
Ohio National Financial Services, Inc. Senior Notes 5.55% due 01/24/2030*	200,000	228,136
Penn Mutual Life Insurance Co. Sub. Notes 3.80% due 04/29/2061*	35,000	36,247
Principal Life Global Funding II Sec. Notes 0.50% due 01/08/2024*	79,000	78,838
Sammons Financial Group, Inc. Senior Notes 3.35% due 04/16/2031*	38,000	39,154
Security Benefit Global Funding Sec. Notes 1.25% due 05/17/2024*	48,000	48,083
Western & Southern Life Insurance Co. Sub. Notes 3.75% due 04/28/2061*	37,000	39,321

		950,522

Insurance-Property/Casualty – 0.0%
Old Republic International Corp. Senior Notes 3.85% due 06/11/2051	61,000	64,830

Internet Telephone – 0.1%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	430,000	426,238

Investment Management/Advisor Services – 0.4%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	668,000	703,858
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	76,000	77,504
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	572,000	581,232

		1,362,594

Machinery-Construction & Mining – 0.1%
Caterpillar Financial Services Corp. Senior Notes 0.65% due 07/07/2023	123,000	123,683
Caterpillar Financial Services Corp. Senior Notes 1.10% due 09/14/2027	49,000	48,436

		172,119

Machinery-Farming – 0.1%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	137,000	148,255
John Deere Capital Corp. Senior Notes 1.50% due 03/06/2028	91,000	90,530

		238,785

Medical Labs & Testing Services – 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.13% due 02/15/2029*	93,000	90,059
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	216,000	225,712

		315,771

Medical-Drugs – 0.3%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	72,000	83,479
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	85,000	102,167
Bristol-Myers Squibb Co. Senior Notes 0.75% due 11/13/2025	106,000	105,070
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	6,000	7,832
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	57,000	60,215
Organon Finance 1 LLC Senior Sec. Notes 4.13% due 04/30/2028*	411,000	419,138
Organon Finance 1 LLC Senior Notes 5.13% due 04/30/2031*	218,000	224,584

		1,002,485

Medical-Generic Drugs – 0.2%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	456,000	466,260
Upjohn, Inc. Company Guar. Notes 3.85% due 06/22/2040*	58,000	61,736

		527,996

Medical-Hospitals – 1.4%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	144,000	150,181
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	548,000	584,990
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	426,000	453,690
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,285,000	1,369,000

HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	66,000	66,023
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	550,000	554,813
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	700,000	710,290
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	849,000	905,713

		4,794,700

Medical-Wholesale Drug Distribution – 0.0%
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	127,000	146,864

Metal-Copper – 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	380,000	396,625
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	251,000	274,845

		671,470

Multimedia – 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	249,000	287,580
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	110,000	108,657

		396,237

Non-Hazardous Waste Disposal – 0.2%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	591,000	620,550

Non-Profit Charity – 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	70,000	70,315

Oil Companies-Exploration & Production – 2.4%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	235,000	239,848
Apache Corp. Senior Notes 4.38% due 10/15/2028	450,000	479,025
Apache Corp. Senior Notes 4.75% due 04/15/2043	403,000	411,552
Apache Corp. Senior Notes 4.88% due 11/15/2027	27,000	29,241
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	850,000	894,472
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	371,000	444,384
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	60,000	64,295
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	67,000	75,605
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	325,000	346,014
Hess Corp. Senior Notes 6.00% due 01/15/2040	157,000	201,482
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	293,000	305,362
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	600,000	635,460
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	550,000	577,593
Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	624,000	652,080
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	102,000	135,869
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	57,000	74,970
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	548,000	571,416
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	382,000	424,975
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	324,000	380,295
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	589,000	687,657
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	32,000	40,320
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029*	378,000	426,195

		8,098,110

Oil Companies-Integrated – 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	123,000	114,268
BP Capital Markets America, Inc. Company Guar. Notes 3.38% due 02/08/2061	89,000	89,558

BP Capital Markets America, Inc. Company Guar. Notes 3.54% due 04/06/2027	212,000	234,044
Chevron Corp. Senior Notes 1.55% due 05/11/2025	148,000	151,709
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	54,000	52,590
Chevron USA, Inc. Company Guar. Notes 4.20% due 10/15/2049	46,000	56,674
Chevron USA, Inc. Company Guar. Notes 5.25% due 11/15/2043	83,000	112,860
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	586,000	617,849

		1,429,552

Oil Refining & Marketing – 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	728,000	498,680
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	57,000	57,934

		556,614

Oil-Field Services – 0.6%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	616,000	653,730
ChampionX Corp Company Guar. Notes 6.38% due 05/01/2026	397,000	416,354
Halliburton Co. Senior Notes 4.75% due 08/01/2043	43,000	50,084
Halliburton Co. Senior Notes 4.85% due 11/15/2035	77,000	90,758
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	44,000	49,171
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	592,000	620,120

		1,880,217

Paper & Related Products – 0.4%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	675,000	672,469
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	305,000	342,600
Georgia-Pacific LLC Senior Notes 0.95% due 05/15/2026*	292,000	287,287

		1,302,356

Petrochemicals – 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	50,000	52,495

Pharmacy Services – 0.1%
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	32,000	31,066
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	130,000	159,689

		190,755

Pipelines – 3.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	950,000	999,656
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	248,000	256,990
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	563,000	577,250
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	415,000	446,125
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	457,000	482,135
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	457,000	482,135
DCP Midstream Operating LP Company Guar. Notes 5.60% due 04/01/2044	165,000	181,500
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	294,000	334,425
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	130,000	156,325
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	188,000	190,882
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	401,000	408,519

Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	54,000	61,876
Energy Transfer LP Senior Notes 6.13% due 12/15/2045	101,000	128,782
Energy Transfer Operating LP Senior Notes 4.90% due 03/15/2035	114,000	131,816
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	13,000	11,180
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	81,000	86,935
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	59,000	67,599
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	848,000	850,120
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	250,000	252,188
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	395,000	414,997
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	117,000	119,313
Gray Oak Pipeline LLC Senior Notes 3.45% due 10/15/2027*	69,000	72,538
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	823,000	893,778
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	815,000	833,337
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	845,000	863,260
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	30,000	36,440
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	800,000	840,000
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	252,000	274,050
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	379,000	418,757
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	149,000	199,532
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.30% due 01/31/2043	36,000	36,396
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 6.65% due 01/15/2037	90,000	117,933
Sunoco Logistics Partners Operations LP Senior Notes 5.35% due 05/15/2045	12,000	13,890
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	499,000	540,168
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026	54,000	61,211
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	161,000	211,227

		12,053,265

Poultry – 0.3%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	406,000	432,390
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	457,000	460,971

		893,361

Printing-Commercial – 0.2%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	690,000	748,650

Protection/Safety – 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 3.38% due 08/31/2027*	480,000	465,600
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	230,000	254,074

		719,674

Real Estate Investment Trusts – 1.8%
Boston Properties LP Senior Notes 2.55% due 04/01/2032	73,000	73,544

Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	82,000	88,320
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	333,000	340,033
Federal Realty Investment Trust Senior Notes 1.25% due 02/15/2026	101,000	100,308
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	510,000	513,825
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	296,000	312,017
Hospitality Properties Trust Senior Notes 4.38% due 02/15/2030	489,000	465,773
Host Hotels & Resorts LP Senior Notes 3.50% due 09/15/2030	159,000	167,023
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	873,000	869,429
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	285,000	287,847
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	576,000	609,408
National Health Investors, Inc. Company Guar. Notes 3.00% due 02/01/2031	67,000	64,876
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	134,000	133,891
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	65,000	66,845
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 4.88% due 05/15/2029*	112,000	115,858
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	340,000	362,059
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	28,000	28,450
Service Properties Trust Senior Notes 4.75% due 10/01/2026	125,000	123,281
Service Properties Trust Senior Notes 4.95% due 10/01/2029	80,000	78,900
Service Properties Trust Senior Notes 5.25% due 02/15/2026	127,000	127,953
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	59,000	62,998
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	790,000	821,600
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	129,000	135,128
Vornado Realty LP Senior Notes 2.15% due 06/01/2026	37,000	37,514

		5,986,880

Real Estate Management/Services – 0.2%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	511,000	551,093

Real Estate Operations & Development – 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	483,000	497,490

Recycling – 0.2%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	638,000	670,697

Rental Auto/Equipment – 0.2%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	725,000	654,313

Research & Development – 0.2%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	92,000	96,600
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	406,470

		503,070

Resort/Theme Parks – 0.1%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	415,000	449,611

Retail-Automobile – 0.2%
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	526,000	543,753
Ken Garff Automotive LLC Senior Notes 4.88% due 09/15/2028*	53,000	54,060

		597,813

Retail-Building Products – 0.2%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	688,000	696,600

Retail-Major Department Stores – 0.0%
Nordstrom, Inc. Senior Notes 2.30% due 04/08/2024*	33,000	33,104
Nordstrom, Inc. Senior Notes 5.00% due 01/15/2044	63,000	63,054

		96,158

Retail-Pawn Shops – 0.2%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	627,000	655,434

Retail-Petroleum Products – 0.2%
Murphy Oil USA, Inc. Company Guar. Notes 3.75% due 02/15/2031*	55,000	54,381
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	569,000	597,450

		651,831

Retail-Regional Department Stores – 0.1%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	49,000	50,712
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	141,000	168,769

		219,481

Retail-Restaurants – 0.8%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	344,000	362,060
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	930,000	920,700
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	695,000	713,244
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	655,000	704,944
McDonald’s Corp. Senior Notes 3.63% due 09/01/2049	46,000	51,014
McDonald’s Corp. Senior Notes 4.20% due 04/01/2050	44,000	53,058

		2,805,020

Satellite Telecom – 0.3%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	805,000	902,606

Savings & Loans/Thrifts – 0.0%
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	101,000	109,710

Security Services – 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	200,000	202,758
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	673,000	701,602

		904,360

Steel-Producers – 0.6%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	344,000	361,981
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	378,000	407,767
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	130,000	137,150
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	668,000	672,175
Periama Holdings LLC Company Guar. Notes 5.95% due 04/19/2026	300,000	324,870

		1,903,943

Telecom Equipment-Fiber Optics – 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	132,000	184,986

Telecom Services – 0.2%
Frontier Communications Corp. Senior Sec. Notes 5.00% due 05/01/2028*	645,000	666,820

Telephone-Integrated – 1.0%
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	36,000	36,189
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	420,000	493,693

AT&T, Inc. Senior Notes 4.75% due 05/15/2046	34,000	41,322
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	38,000	46,256
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	43,000	53,004
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	484,000	502,755
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	875,000	889,306
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	80,000	76,477
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	143,000	134,551
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	48,000	51,323
Verizon Communications, Inc. Senior Notes 3.70% due 03/22/2061	113,000	121,142
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	46,000	54,945
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	90,000	107,355
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	646,000	659,728

		3,268,046

Television – 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	373,000	432,680
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	416,000	486,720
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	480,000	478,334

		1,397,734

Theaters – 0.2%
Live Nation Entertainment, Inc. Senior Sec. Notes 3.75% due 01/15/2028*	120,000	120,530
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	522,000	541,575

		662,105

Transport-Air Freight – 0.3%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,073,000	1,094,278

Transport-Equipment & Leasing – 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	100,000	108,783

Transport-Rail – 0.0%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	34,000	42,377

Transport-Services – 0.1%
FedEx Corp. Pass Through Trust Senior Sec. Notes Series 2020-1, Class AA 1.88% due 08/20/2035	100,246	99,566
United Parcel Service, Inc. Senior Notes 3.90% due 04/01/2025	60,000	66,444

		166,010

Trucking/Leasing – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	132,000	142,893
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	56,000	62,979

		205,872

Vitamins & Nutrition Products – 0.2%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	825,000	829,125

Water – 0.0%
Essential Utilities, Inc. Senior Bonds 3.35% due 04/15/2050	53,000	54,876

Total U.S. Corporate Bonds & Notes (cost $125,820,762)		132,835,558

FOREIGN CORPORATE BONDS & NOTES – 14.4%
Agricultural Chemicals – 0.3%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	520,000	529,709
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	529,000	545,240

		1,074,949

Airlines – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	193,499	204,867
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	155,000	167,336
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd. Senior Sec. Notes 5.75% due 01/20/2026*	453,436	487,444

		859,647

Applications Software – 0.1%
Elastic NV Senior Notes 4.13% due 07/15/2029*	190,000	190,000

Auto-Cars/Light Trucks – 0.0%
Kia Corp. Senior Notes 1.00% due 04/16/2024*	66,000	66,342

Banks-Commercial – 0.8%
Banco de Credito del Peru Sub. Notes 3.13% due 07/01/2030*	300,000	298,395
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	490,000	525,530
Canadian Imperial Bank of Commerce Senior Notes 0.50% due 12/14/2023	73,000	72,790
Canadian Imperial Bank of Commerce Senior Notes 0.95% due 10/23/2025	54,000	53,666
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	142,000	148,594
Cooperatieve Rabobank UA Senior Notes 1.00% due 09/24/2026*	261,000	257,688
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*	450,000	444,150
ING Groep NV Senior Notes 1.40% due 07/01/2026*	249,000	249,703
Intesa Sanpaolo SpA Sub. Notes 4.95% due 06/01/2042*	215,000	222,823
National Bank of Canada Company Guar. Notes 0.55% due 11/15/2024	250,000	249,086
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	235,000	235,376

		2,757,801

Building-Residential/Commercial – 0.2%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	242,000	247,203
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	339,000	354,255

		601,458

Cable/Satellite TV – 0.6%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,265,000	1,239,915
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	667,000	668,534

		1,908,449

Casino Hotels – 0.3%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	422,000	445,210
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	665,000	684,950

		1,130,160

Cellular Telecom – 0.4%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	485,000	487,377
Colombia Telecomunicaciones SA ESP Senior Notes 4.95% due 07/17/2030*	210,000	217,875
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	352,000	366,055
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	45,000	56,796
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	65,000	85,708

		1,213,811

Chemicals-Diversified – 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	202,000	210,064
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030	400,000	415,968

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	429,000	438,652

		1,064,684

Chemicals-Specialty – 0.2%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	600,000	648,000

Containers-Metal/Glass – 0.2%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	650,000	706,680

Containers-Paper/Plastic – 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	559,000	587,649

Cruise Lines – 1.2%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	825,000	864,188
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	133,000	144,471
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	920,000	887,897
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	236,000	247,210
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	723,000	722,096
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	151,000	158,142
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	113,000	114,130
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	899,000	908,889

		4,047,023

Diversified Banking Institutions – 1.0%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	200,000	210,470
Barclays PLC Sub. Notes 3.56% due 09/23/2035	200,000	208,368
BNP Paribas SA Senior Notes 1.68% due 06/30/2027*	200,000	199,793
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	150,000	154,034
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	200,000	200,476
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	222,659
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	207,000	215,537
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	474,000	496,291
Natwest Group PLC Sub. Notes 3.03% due 11/28/2035	400,000	400,640
Royal Bank of Scotland Group PLC Senior Notes 2.36% due 05/22/2024	222,000	228,713
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	200,000	200,670
UniCredit SpA Sub. Bonds 5.46% due 06/30/2035*	498,000	543,512

		3,281,163

Diversified Financial Services – 0.3%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	582,000	606,735
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	473,000	567,725

		1,174,460

Diversified Minerals – 0.3%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	636,000	691,650
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	146,000	190,941

		882,591

Electric-Distribution – 0.1%
Infraestructura Energetica Nova SAB de CV Senior Notes 4.75% due 01/15/2051*	250,000	253,125
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027	200,000	206,400

		459,525

Electric-Generation – 0.4%
LLPL Capital Pte, Ltd. Senior Sec. Notes 6.88% due 02/04/2039	364,800	424,901
Minejesa Capital BV Senior Sec. Notes 5.63% due 08/10/2037	300,000	324,750
Mong Duong Finance Holdings BV Senior Sec. Notes 5.13% due 05/07/2029	550,000	551,375

		1,301,026

Electric-Integrated – 0.2%
Empresas Publicas de Medellin ESP Senior Notes 4.25% due 07/18/2029	400,000	398,518
Empresas Publicas de Medellin ESP Senior Notes 4.38% due 02/15/2031*	320,000	315,814

		714,332

Energy-Alternate Sources – 0.2%
Greenko Solar Mauritius, Ltd. Senior Sec. Notes 5.95% due 07/29/2026	400,000	430,662
ReNew Power Synthetic Senior Sec. Notes 6.67% due 03/12/2024	200,000	210,300
ReNew Power, Ltd. Senior Sec. Notes 6.45% due 09/27/2022	200,000	206,500

		847,462

Finance-Consumer Loans – 0.2%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	404,875
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	366,000	377,514

		782,389

Finance-Leasing Companies – 0.2%
BOC Aviation, Ltd. Senior Notes 2.63% due 09/17/2030*	580,000	573,293

Food-Meat Products – 0.2%
BRF SA Senior Notes 4.88% due 01/24/2030*	200,000	210,000
Minerva Luxembourg SA Company Guar. Notes 4.38% due 03/18/2031*	400,000	397,400

		607,400

Gold Mining – 0.1%
AngloGold Ashanti Holdings PLC Company Guar. Notes 3.75% due 10/01/2030	208,000	214,402

Industrial Gases – 0.1%
Yingde Gases Investment, Ltd. Company Guar. Notes 6.25% due 01/19/2023	300,000	307,580

Insurance-Life/Health – 0.0%
Athene Holding, Ltd. Senior Notes 3.95% due 05/25/2051	25,000	26,768

Insurance-Property/Casualty – 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	149,000	171,240

Insurance-Reinsurance – 0.0%
Fairfax Financial Holdings, Ltd. Senior Notes 3.38% due 03/03/2031*	37,000	38,602

Internet Financial Services – 0.2%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	840,000	872,117

Investment Companies – 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024	230,000	169,625
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026	400,000	280,000

		449,625

Machinery-Construction & Mining – 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	200,000	200,904

Medical Products – 0.0%
STERIS PLC Company Guar. Notes 3.75% due 03/15/2051	105,000	111,555

Medical-Drugs – 0.2%
Endo Luxembourg Finance Co. I SARL/Endo US, Inc. Senior Sec. Notes 6.13% due 04/01/2029*	425,000	416,500
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	156,000	169,419

		585,919

Metal-Aluminum – 0.1%
Indonesia Asahan Aluminium Persero PT Senior Notes 6.53% due 11/15/2028	400,000	490,000

Metal-Copper – 0.2%
First Quantum Minerals, Ltd. Company Guar. Notes 6.50% due 03/01/2024*	200,000	204,000

First Quantum Minerals, Ltd. Company Guar. Notes 6.88% due 03/01/2026*	401,000	420,048

		624,048

Metal-Iron – 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	600,000	659,250

Motion Pictures & Services – 0.2%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	847,000	874,528

Multimedia – 0.1%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*	400,000	413,004

Oil Companies-Exploration & Production – 0.9%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	988,000	1,022,946
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	391,000	416,542
Oil India, Ltd. Senior Notes 5.13% due 02/04/2029	400,000	448,143
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024	425,000	402,687
Santos Finance, Ltd. Company Guar. Notes 3.65% due 04/29/2031*	79,000	80,948
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	600,000	610,860

		2,982,126

Oil Companies-Integrated – 1.3%
Ecopetrol SA Senior Notes 5.88% due 05/28/2045	270,000	289,373
Ecopetrol SA Senior Notes 6.88% due 04/29/2030	300,000	362,103
Petro-Canada Senior Notes 5.95% due 05/15/2035	34,000	44,790
Petrobras Global Finance BV Company Guar. Notes 5.60% due 01/03/2031	400,000	448,140
Petroleos Mexicanos Company Guar. Notes 5.35% due 02/12/2028	320,000	314,704
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045	350,000	301,000
Petroleos Mexicanos Company Guar. Notes 6.49% due 01/23/2027	350,000	369,687
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	220,000	231,975
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	750,000	724,875
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	560,000	495,600
Petroleos Mexicanos Company Guar. Notes 6.84% due 01/23/2030	800,000	826,560

		4,408,807

Paper & Related Products – 0.3%
Inversiones CMPC SA Company Guar. Notes 3.00% due 04/06/2031*	200,000	200,750
Suzano Austria GmbH Company Guar. Notes 3.13% due 01/15/2032	84,000	83,089
Suzano Austria GmbH Company Guar. Notes 3.75% due 01/15/2031	691,000	724,686

		1,008,525

Pipelines – 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 08/01/2033	62,000	62,092
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036	300,000	294,276

		356,368

Rental Auto/Equipment – 0.1%
Triton Container International, Ltd. Senior Sec. Notes 2.05% due 04/15/2026*	157,000	157,567
Triton Container International, Ltd. Senior Sec. Notes 3.15% due 06/15/2031*	87,000	87,609

		245,176

Retail-Petroleum Products – 0.2%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	633,000	654,500

Satellite Telecom – 0.6%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	939,000	993,913
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	214,000	206,510
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	767,000	730,567

		1,930,990

Security Services – 0.3%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	200,722
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	200,000	200,157
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	655,000	658,275

		1,059,154

SupraNational Banks – 0.2%
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	151,000	155,357
International Bank for Reconstruction & Development Senior Notes 0.75% due 11/24/2027	150,000	146,148
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	80,000	88,032
International Finance Corp. Senior Notes 0.50% due 03/20/2023	170,000	170,707

		560,244

Telecom Services – 0.2%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	630,000	625,104

Transport-Rail – 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 6.13% due 09/15/2115	56,000	87,744

Transport-Services – 0.2%
Rumo Luxembourg SARL Company Guar. Notes 5.25% due 01/10/2028*	290,000	310,416
Yunda Holding Investment, Ltd. Company Guar. Notes 2.25% due 08/19/2025	440,000	433,268

		743,684

Vitamins & Nutrition Products – 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	190,000	206,625

Warehousing & Harbor Transportation Services – 0.1%
DP World PLC Senior Notes 4.70% due 09/30/2049	400,000	443,000

Total Foreign Corporate Bonds & Notes (cost $47,630,237)		48,831,883

FOREIGN GOVERNMENT OBLIGATIONS – 19.4%
Banks-Special Purpose – 0.1%
Industrial Bank of Korea Senior Notes 1.04% due 06/22/2025*	312,000	311,595

Sovereign – 19.3%
Arab Republic of Egypt Senior Notes 5.75% due 05/29/2024*	550,000	585,365
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*	370,000	379,065
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029	1,000,000	1,097,700
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047	1,350,000	1,405,687
Dominican Republic Senior Notes 4.88% due 09/23/2032	1,250,000	1,290,662
Dominican Republic Senior Notes 5.88% due 01/30/2060*	400,000	400,004
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025*	460,000	488,728
Emirate of Abu Dhabi Senior Notes 2.50% due 04/16/2025	700,000	743,716
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	1,070,000	1,174,988
Emirate of Abu Dhabi Senior Notes 3.13% due 09/30/2049	880,000	896,632
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*	200,000	230,250
Federal Republic of Ethiopia Senior Notes 6.63% due 12/11/2024	1,070,000	986,882

Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030	950,000	1,001,684
Federal Republic of Nigeria Senior Notes 9.25% due 01/21/2049	500,000	569,520
Federative Republic of Brazil Senior Notes 2.88% due 06/06/2025	750,000	771,090
Federative Republic of Brazil Senior Notes 3.88% due 06/12/2030	600,000	605,658
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	580,000	561,486
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	500,000	543,295
Government of Romania Senior Notes 3.00% due 02/14/2031	460,000	476,293
Government of Romania Senior Notes 4.00% due 02/14/2051*	500,000	524,730
Government of Ukraine Senior Notes 6.88% due 05/21/2029*	600,000	622,608
Government of Ukraine Senior Notes 7.25% due 03/15/2033*	200,000	208,240
Government of Ukraine Senior Notes 7.25% due 03/15/2033	1,020,000	1,062,026
Government of Ukraine Senior Notes 7.75% due 09/01/2022	400,000	420,000
Government of Ukraine Senior Notes 7.75% due 09/01/2024	250,000	272,707
Government of Ukraine Senior Notes 9.75% due 11/01/2028	800,000	952,973
Islamic Republic of Pakistan Senior Notes 6.88% due 12/05/2027	655,000	679,787
Islamic Republic of Pakistan Senior Notes 8.25% due 04/15/2024	810,000	882,997
Kingdom of Bahrain Senior Notes 4.25% due 01/25/2028*	590,000	590,000
Kingdom of Bahrain Senior Notes 5.25% due 01/25/2033*	540,000	525,258
Kingdom of Bahrain Senior Notes 6.00% due 09/19/2044	200,000	189,600
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030*	340,000	383,724
Kingdom of Bahrain Senior Notes 7.38% due 05/14/2030	1,070,000	1,207,602
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030*	1,085,000	1,167,731
Kingdom of Saudi Arabia Senior Notes 3.25% due 10/22/2030	1,350,000	1,452,937
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060*	300,000	362,821
Kingdom of Saudi Arabia Senior Notes 4.63% due 10/04/2047	800,000	954,064
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	280,000	353,332
Oriental Republic of Uruguay Senior Notes 4.38% due 01/23/2031	187,500	218,158
People’s Republic of China Senior Bonds 2.25% due 10/21/2050*	670,000	631,499
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	530,000	781,826
Republic of Argentina Senior Notes 0.13% due 07/09/2035(7)	1,200,000	379,812
Republic of Argentina Senior Notes 0.13% due 01/09/2038(7)	900,000	340,200
Republic of Chile Senior Notes 3.10% due 05/07/2041	745,000	746,110
Republic of Colombia Senior Notes 3.13% due 04/15/2031	1,295,000	1,268,634
Republic of Colombia Senior Notes 4.50% due 03/15/2029	500,000	546,060
Republic of Colombia Senior Notes 5.00% due 06/15/2045	230,000	244,469
Republic of Colombia Senior Notes 7.38% due 09/18/2037	400,000	525,772
Republic of Colombia Senior Notes 10.38% due 01/28/2033	320,000	477,088
Republic of Ecuador Senior Bonds 0.50% due 07/31/2035(7)	2,200,000	1,507,000
Republic of El Salvador Senior Notes 5.88% due 01/30/2025	570,000	525,825

Republic of El Salvador Senior Notes 6.38% due 01/18/2027	560,000	505,400
Republic of El Salvador Senior Notes 8.63% due 02/28/2029	85,000	82,875
Republic of Ghana Senior Notes 8.63% due 06/16/2049	560,000	538,300
Republic of Ghana Senior Notes 8.75% due 03/11/2061*	253,000	242,880
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	1,100,000	1,388,750
Republic of Guatemala Senior Notes 4.90% due 06/01/2030	700,000	787,500
Republic of Indonesia Senior Notes 3.85% due 10/15/2030	500,000	556,519
Republic of Indonesia Senior Bonds 4.13% due 01/15/2025	600,000	662,102
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033	1,570,000	1,655,785
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028	350,000	385,000
Republic of Kazakhstan Senior Notes 4.88% due 10/14/2044	600,000	752,700
Republic of Kazakhstan Senior Notes 5.13% due 07/21/2025	480,000	557,400
Republic of Kazakhstan Senior Notes 6.50% due 07/21/2045	350,000	511,350
Republic of Kenya Senior Notes 6.88% due 06/24/2024	570,000	626,384
Republic of Kenya Senior Notes 8.00% due 05/22/2032	200,000	224,990
Republic of Panama Senior Notes 4.50% due 04/01/2056	200,000	226,244
Republic of Panama Senior Notes 6.70% due 01/26/2036	200,000	271,502
Republic of Paraguay Senior Notes 4.95% due 04/28/2031*	450,000	517,500
Republic of Paraquay Senior Notes 4.95% due 04/28/2031	700,000	805,000
Republic of Peru Senior Notes 2.78% due 01/23/2031	350,000	356,290
Republic of South Africa Senior Notes 4.30% due 10/12/2028	580,000	598,850
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023	820,000	610,900
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	400,000	248,000
Republic of Sri Lanka Senior Notes 6.85% due 11/03/2025	300,000	199,500
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*	1,050,000	661,500
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030	800,000	504,000
Republic of the Philippines Senior Notes 2.95% due 05/05/2045	405,000	390,755
Republic of the Philippines Senior Notes 3.75% due 01/14/2029	200,000	226,551
Republic of Turkey Senior Notes 4.25% due 03/13/2025	600,000	588,000
Republic of Turkey Senior Notes 5.13% due 02/17/2028	1,800,000	1,747,440
Republic of Turkey Senior Notes 5.60% due 11/14/2024	360,000	369,729
Republic of Turkey Senior Notes 5.75% due 05/11/2047	450,000	384,165
Republic of Turkey Senior Notes 7.38% due 02/05/2025	600,000	648,504
Republic of Turkey Senior Notes 7.63% due 04/26/2029	460,000	503,562
Russian Federation Senior Notes 4.38% due 03/21/2029	2,000,000	2,252,540
Russian Federation Senior Notes 5.25% due 06/23/2047	400,000	502,427
State of Qatar Senior Notes 3.40% due 04/16/2025*	330,000	359,354

State of Qatar Senior Notes 3.75% due 04/16/2030	660,000	746,757
State of Qatar Senior Notes 4.40% due 04/16/2050*	335,000	407,745
State of Qatar Senior Notes 4.82% due 03/14/2049	1,140,000	1,466,325
State of Qatar Senior Notes 5.10% due 04/23/2048	400,000	531,040
Sultanate of Oman Senior Notes 5.38% due 03/08/2027	600,000	630,900
Sultanate of Oman Senior Notes 6.75% due 10/28/2027*	575,000	644,000
Sultanate of Oman Senior Notes 6.75% due 10/28/2027	550,000	616,000
United Mexican States Senior Notes 2.66% due 05/24/2031	600,000	586,734
United Mexican States Senior Notes 4.28% due 08/14/2041	219,000	229,974
United Mexican States Senior Notes 4.50% due 01/31/2050	320,000	340,282
United Mexican States Senior Bonds 4.75% due 03/08/2044	146,000	161,218
United Mexican States Senior Notes 5.00% due 04/27/2051	1,150,000	1,305,399

		65,330,917

Total Foreign Government Obligations (cost $65,397,024)		65,642,512

U.S. GOVERNMENT AGENCIES – 16.7%
Federal Home Loan Bank – 0.3%
3.25% due 11/16/2028	1,000,000	1,136,779

Federal Home Loan Mtg. Corp. – 4.0%
2.00% due 03/01/2051	2,064,322	2,088,521
2.00% due 06/01/2051	498,467	504,310
2.50% due 01/01/2028	98,649	103,704
2.50% due 04/01/2028	32,697	34,373
2.50% due 03/01/2031	54,149	56,719
2.50% due 11/01/2032	452,272	477,813
3.00% due 07/01/2045	881,708	930,153
3.00% due 10/01/2045	298,244	314,309
3.50% due 03/01/2042	163,557	177,347
3.50% due 04/01/2042	158,075	170,935
3.50% due 09/01/2043	146,270	158,868
3.50% due 07/01/2045	1,394,032	1,500,297
3.50% due 03/01/2046	413,598	442,407
3.50% due 11/01/2047	586,867	621,459
3.50% due 01/01/2048	539,167	575,849
3.50% due 03/01/2048	1,944,456	2,096,366
3.50% due 04/01/2050	519,171	546,311
4.00% due 01/01/2046	161,582	177,069
4.00% due 07/01/2049	232,544	251,293
4.00% due 01/01/2050	244,659	260,334
4.50% due 03/01/2039	723,742	808,634
4.50% due 12/01/2039	4,566	5,065
4.50% due 07/01/2045	723,355	778,380
5.00% due 02/01/2034	10,854	12,408
5.00% due 05/01/2034	9,781	10,905
5.00% due 11/01/2043	114,221	130,941
5.50% due 05/01/2037	27,361	31,815
6.00% due 03/01/2040	21,577	25,596
6.50% due 02/01/2035	4,743	5,382
Federal Home Loan Mtg. Corp. FRS 1.74% (6 ML+1.49%) due 02/01/2037	3,622	3,762
2.23% (12 ML+1.88%) due 11/01/2037	41,805	44,451
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(3)	88,037	90,523
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 6.73% (6.80%-1 ML) due 09/15/2039(3)(8)(9)	156,570	23,696

		13,459,995

Federal National Mtg. Assoc. – 7.6%
1.50% due 06/01/2036	995,050	1,008,040
2.00% due 07/01/2035	616,618	636,724
2.00% due 11/01/2035	565,434	586,163
2.00% due 05/01/2036	197,552	203,994
2.00% due 05/01/2041	793,689	808,346
2.00% due 12/01/2050	960,162	971,408
2.00% due 04/01/2051	1,581,468	1,600,006
2.00% due 05/01/2051	396,250	401,109
2.50% due 12/01/2026	198,290	207,475
2.50% due 08/01/2031	934,778	977,815
2.50% due 02/01/2032	430,846	453,118
2.50% due 05/01/2050	341,858	356,166
2.50% due 06/01/2050	702,494	727,794
2.50% due 07/01/2050	682,731	714,783
2.50% due 10/01/2050	459,192	476,098
2.50% due 05/01/2051	149,167	154,526
3.00% due 10/01/2027	97,611	102,910
3.00% due 03/01/2030	650,311	689,931
3.00% due 10/01/2030	84,135	88,959
3.00% due 02/01/2033	747,802	789,613
3.00% due 07/01/2034	362,625	382,052
3.00% due 11/01/2039	290,150	302,807
3.00% due 12/01/2042	65,000	69,292
3.00% due 04/01/2047	1,038,123	1,094,229
3.00% due 09/01/2048	897,491	943,365
3.00% due 11/01/2048	727,451	763,679
3.00% due 06/01/2049	545,402	578,524
3.00% due 03/01/2050	665,332	700,830

3.50% due 08/01/2026	32,147	34,362
3.50% due 08/01/2027	24,223	25,868
3.50% due 10/01/2028	14,410	15,573
3.50% due 02/01/2043	76,390	83,962
3.50% due 10/01/2045	139,289	150,614
3.50% due 11/01/2045	63,298	67,510
3.50% due 03/01/2046	893,891	953,325
3.50% due 07/01/2046	69,793	75,392
3.50% due 04/01/2048	740,648	795,560
4.00% due 11/01/2025	37,412	39,755
4.00% due 03/01/2039	428,256	459,465
4.00% due 02/01/2045	784,011	860,184
4.00% due 05/01/2047	174,454	187,414
4.00% due 07/01/2047	766,170	820,604
4.00% due 06/01/2048	339,219	366,597
4.00% due 09/01/2048	345,562	368,969
4.00% due 01/01/2049	499,402	532,216
4.00% due 03/01/2050	443,468	472,055
4.50% due 11/01/2022	608	637
4.50% due 06/01/2023	2,495	2,615
4.50% due 08/01/2045	954,699	1,065,419
4.50% due 10/01/2048	25,624	27,629
4.50% due 11/01/2048	511,232	552,303
5.00% due 01/01/2023	1,073	1,117
5.00% due 03/01/2034	9,874	11,306
5.00% due 05/01/2035	5,355	6,140
5.00% due 05/01/2040	40,000	45,418
5.50% due 06/01/2038	13,259	15,441
6.00% due 02/01/2032	3,727	4,182
6.00% due 05/01/2034	920	1,092
6.00% due 10/01/2034	3,817	4,277
7.50% due 01/01/2030	690	697
8.00% due 11/01/2028	1,228	1,339
Federal National Mtg. Assoc. FRS 1.79% (6 ML+1.54%) due 09/01/2035	33,116	34,414
2.06% (12 ML+1.67%) due 07/01/2039	28,201	29,420
2.10% (12 ML+1.57%) due 05/01/2037	6,553	6,894
2.20% (12 ML+1.77%) due 05/01/2040	32,122	33,915
2.33% (12 ML+1.83%) due 10/01/2040	13,349	14,115
2.33% (12 ML+1.82%) due 10/01/2040	8,736	9,240
2.44% (12 ML+1.91%) due 08/01/2035	25,730	27,248
2.46% (1 Yr USTYCR+2.27%) due 11/01/2036	14,475	15,386
2.47% (1 Yr USTYCR+2.22%) due 10/01/2035	23,304	24,507
Federal National Mtg. Assoc. REMIC
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	236,524	248,897
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	217,015	227,133

		25,509,962

Government National Mtg. Assoc. – 1.9%
2.00% due 11/20/2050	966,830	986,188
2.50% due 05/20/2050	398,483	412,462
2.50% due 12/20/2050	1,938,209	2,007,756
3.00% due 05/20/2046	872,337	922,098
3.00% due 05/20/2050	940,567	981,793
4.50% due 10/20/2045	682,774	751,305
4.50% due 04/20/2047	331,347	358,911

		6,420,513

Uniform Mtg. Backed Securities – 2.9%
1.50% due July 30 TBA	1,600,000	1,569,688
2.00% due July 30 TBA	2,750,000	2,780,400
2.50% due July 30 TBA	3,200,000	3,311,875
3.00% due July 30 TBA	2,000,000	2,085,234

		9,747,197

Total U.S. Government Agencies (cost $55,373,834)		56,274,446

U.S. GOVERNMENT TREASURIES – 0.8%
United States Treasury Notes – 0.8%
0.13% due 12/15/2023	200,000	198,953
1.50% due 02/15/2030	1,090,000	1,101,581
1.63% due 08/15/2029	1,000,000	1,023,555
2.50% due 01/31/2024	250,000	263,760

Total U.S. Government Treasuries (cost $2,599,080)		2,587,849

LOANS – 0.0%
Containers-Metal/Glass – 0.0%
Mauser Packaging Solutions Holding, Co. FRS BTL 3.35% (1 ML+3.25%) due 04/03/2024(12)(13)(14) (cost $0)	486	474

COMMON STOCKS – 0.0%
Oil Field Machinery & Equipment – 0.0%
Hi-Crush, Inc.(4)(5)	14,240	2,421

Pharmacy Services – 0.0%
Akorn Operating Co. LLC	4,216	63,767

Total Common Stocks (cost $83,604)		66,188

PREFERRED SECURITIES – 0.0%
Sovereign Agency – 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $82,604)	5,350	10,860

PREFERRED SECURITIES/CAPITAL SECURITIES – 1.2%
Banks-Money Center – 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	201,000	209,442

Building & Construction-Misc. – 0.2%
China Minmetals Corp. 3.75% due 11/13/2022(10)	635,000	647,709

Cellular Telecom – 0.0%
Vodafone Group PLC 5.13% due 06/04/2081	26,000	26,317

Diversified Banking Institutions – 0.0%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(10)	122,000	132,218

Electric-Distribution – 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	184,000	192,590

Electric-Integrated – 0.1%
CMS Energy Corp. 3.75% due 12/01/2050	40,000	40,692
CMS Energy Corp. 4.75% due 06/01/2050	58,000	64,634
Dominion Resources, Inc. 5.75% due 10/01/2054	58,000	63,349

		168,675

Food-Dairy Products – 0.1%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	414,000	476,278

Insurance-Life/Health – 0.1%
Prudential Financial, Inc. 5.70% due 09/15/2048	112,000	131,381
Voya Financial, Inc. 4.70% due 01/23/2048	70,000	73,789

		205,170

Insurance-Mutual – 0.1%
Liberty Mutual Group, Inc. 4.30% due 02/01/2061*	261,000	238,131

Metal-Aluminum – 0.1%
Chalco Hong Kong Investment Co., Ltd. 4.25% due 11/07/2021(10)	400,000	401,798

Metal-Diversified – 0.1%
Chinalco Capital Holdings, Ltd. 4.10% due 09/11/2024(10)	200,000	207,520

Oil Companies-Integrated – 0.0%
BP Capital Markets PLC 4.88% due 03/22/2030(10)	102,000	111,747

Pipelines – 0.0%
Enterprise Products Operating LLC 5.25% due 08/16/2077	41,000	43,018
EnLink Midstream Partners LP 6.00% due 12/15/2022(10)	41,000	31,570

		74,588

Tools-Hand Held – 0.0%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	122,000	129,808

Transport-Equipment & Leasing – 0.2%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	715,000	766,930

Total Preferred Securities/Capital Securities (cost $3,749,024)		3,988,921

ESCROWS AND LITIGATION TRUSTS – 0.0%
ION Media Networks, Inc.†(4)	655	7,877
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	459,551	3,171

Total Escrows and Litigation Trusts (cost $459,551)		11,048

Total Long-Term Investment Securities (cost $304,577,716)		313,729,643

SHORT-TERM INVESTMENT SECURITIES – 8.8%
Registered Investment Companies – 8.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(11) (cost $29,865,465)	29,865,465	29,865,465

TOTAL INVESTMENTS (cost $334,443,181)	101.8%	343,595,108
Liabilities in excess of other assets	(1.8)	(5,973,821)

NET ASSETS	100.0%	$337,621,287

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $128,354,872 representing 38.0% of net assets.

†	Non-income producing security

(1)	Commercial Mortgage Backed Security

(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation

(4)	Securities classified as Level 3 (see Note 1).

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Value	Value per Principal amount/Share	% of Net Assets
Convertible Bonds
Hi-Crush, Inc.	10/08/2020	$260,000	$236,602	$273,433	$100.00	0.08%
	04/15/2021	13,433	13,433

		273,433	250,035
Common Stocks
Hi-Crush, Inc.	01/29/2021	14,240	18,782	2,421	0.17	0.00

				$275,854		0.08%

(6)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of June 30, 2021.

(8)	Interest Only

(9)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at June 30, 2021.

(10)	Perpetual maturity – maturity date reflects the next call date.

(11)	The rate shown is the 7-day yield as of June 30, 2021.

(12)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(14)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.

BTL – Bank Term Loan

REMIC – Real Estate Mortgage Investment Conduit

TBA – Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS – Floating Rate Security

VRS – Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

12 ML – 12 Month USD LIBOR

1 Yr USTYCR – 1 Year US Treasury Yield Curve Rate

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A	EUR	7,725,000	USD	9,408,417	07/15/2021	$245,987	$–
	GBP	1,591,000	USD	2,249,332	07/15/2021	48,414	–
	USD	2,213,808	GBP	1,591,000	06/30/2021	–	–
	USD	13,581,493	EUR	11,370,000	07/15/2021	–	(95,819)
	USD	2,213,808	GBP	1,591,000	07/15/2021	–	(12,890)

Unrealized Appreciation(Depreciation)						$294,401	$(108,709)

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2021 (see Note 1):

	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$–	$3,206,471	$–	$3,206,471
U.S. Convertible Bonds & Notes	–	–	273,433	273,433
U.S. Corporate Bonds & Notes	–	132,560,713	–	132,560,713
Foreign Corporate Bonds & Notes	–	49,106,728	–	49,106,728
Foreign Government Obligations	–	65,642,512	–	65,642,512
U.S. Government Agencies	–	56,274,446	–	56,274,446
U.S. Government Treasuries	–	2,587,849	–	2,587,849
Loans	–	474	–	474
Common Stocks:
Pharmacy Services	–	63,767	–	63,767
Other Industries	–	–	2,421	2,421
Preferred Securities	10,860	–	–	10,860
Preferred Securities/Capital Securities	–	3,988,921	–	3,988,921
Escrows and Litigation Trusts	–	–	11,048	11,048
Short-Term Investment Securities	29,865,465	–	–	29,865,465

Total Investments at Value	$29,876,325	$313,431,881	$286,902	$343,595,108

Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$294,401	$–	$294,401

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$–	$108,709	$–	$108,709

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

AIG Flexible Credit Fund

PORTFOLIO OF INVESTMENTS – June 30, 2021 – (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES – 79.7%
Advertising Sales – 0.0%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	$35,000	$36,663

Aerospace/Defense – 0.5%
Boeing Co. Senior Notes 5.93% due 05/01/2060	709,000	979,807

Aerospace/Defense-Equipment – 1.6%
Spirit AeroSystems, Inc. Senior Sec. Notes 5.50% due 01/15/2025*	1,380,000	1,466,250
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,800,000	1,876,500

		3,342,750

Agricultural Chemicals – 0.0%
CVR Partners LP/CVR Nitrogen Finance Corp. Senior Sec. Notes 6.13% due 06/15/2028*	30,000	30,750

Airlines – 2.6%
American Airlines Group, Inc. Company Guar. Notes 5.00% due 06/01/2022*	440,000	440,005
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,730,000	3,426,150
Delta Air Lines, Inc. Senior Notes 3.75% due 10/28/2029	1,200,000	1,199,218
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	185,000	191,475
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	185,000	191,475

		5,448,323

Applications Software – 1.0%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,915,000	2,029,325

Athletic Equipment – 0.6%
Vista Outdoor, Inc. Company Guar. Notes 4.50% due 03/15/2029*	1,315,000	1,338,013

Auto Repair Centers – 0.4%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	945,000	935,800

Auto-Cars/Light Trucks – 0.9%
Ford Motor Co. Senior Notes 9.00% due 04/22/2025	509,000	627,531
Ford Motor Co. Senior Notes 9.63% due 04/22/2030	331,000	474,985
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	860,000	912,268

		2,014,784

Auto/Truck Parts & Equipment-Original – 1.5%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,380,000	1,461,530
Tenneco, Inc. Senior Sec. Notes 5.13% due 04/15/2029*	980,000	1,007,038
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	715,000	715,737

		3,184,305

Beverages-Non-alcoholic – 0.2%
Triton Water Holdings, Inc. Senior Notes 6.25% due 04/01/2029*	420,000	421,050

Broadcast Services/Program – 1.6%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	840,000	856,691
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,375,000	673,750
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,494,966	1,601,482
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	215,000	237,038

		3,368,961

Building & Construction Products-Misc. – 1.3%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	1,105,000	1,145,056
Louisiana-Pacific Corp. Senior Notes 3.63% due 03/15/2029*	1,635,000	1,645,219

		2,790,275

Building & Construction-Misc. – 0.5%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 4.88% due 09/15/2028*	1,060,000	1,097,100

Building-Residential/Commercial – 0.6%
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028	1,185,000	1,236,251

Cable/Satellite TV – 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	935,000	987,594

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	1,545,000	1,620,551
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	2,440,000	2,534,550
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	300,000	313,989
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	1,170,000	1,325,025
Radiate Holdco LLC/Radiate Finance, Inc. Senior Sec. Notes 4.50% due 09/15/2026*	575,000	595,125
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.50% due 09/15/2028*	1,870,000	1,964,341

		9,341,175

Casino Hotels – 0.6%
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	1,195,000	1,215,369

Casino Services – 0.7%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	730,000	774,136
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	565,000	628,393

		1,402,529

Chemicals-Specialty – 0.6%
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	1,195,000	1,278,650

Coal – 0.9%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. Company Guar. Notes 7.50% due 05/01/2025*	1,855,000	1,810,944

Commercial Services – 0.5%
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. Senior Sec. Notes 5.00% due 02/01/2026*	1,015,000	1,058,138

Computer Services – 1.4%
Austin BidCo, Inc. Senior Notes 7.13% due 12/15/2028*	125,000	128,086
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	605,000	636,763
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	2,060,000	2,160,425

		2,925,274

Computer Software – 0.6%
J2 Global, Inc. Company Guar. Notes 4.63% due 10/15/2030*	1,225,000	1,268,243

Computers-Integrated Systems – 0.5%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,085,000	1,118,906

Containers-Metal/Glass – 0.8%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	1,651,000	1,617,980

Containers-Paper/Plastic – 0.8%
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,125,000	1,153,125
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	610,000	637,450

		1,790,575

Diagnostic Equipment – 0.5%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	434,000	474,037
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.38% due 06/01/2025*	472,000	506,810

		980,847

Dialysis Centers – 0.5%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,050,000	1,077,783

E-Commerce/Services – 1.2%
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	1,310,000	1,397,167
TripAdvisor, Inc Company Guar. Notes 7.00% due 07/15/2025*	1,015,000	1,092,140

		2,489,307

Electric-Integrated – 1.2%
PG&E Corp. Senior Sec. Notes 5.25% due 07/01/2030	1,160,000	1,171,020
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	1,400,000	1,281,000

		2,452,020

Energy-Alternate Sources – 0.5%
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,100,000	1,164,625

Enterprise Software/Service – 1.0%
MicroStrategy, Inc. Senior Sec. Notes 6.13% due 06/15/2028*	715,000	714,106
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	625,000	620,175
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	845,000	879,856

		2,214,137

Finance-Commercial – 1.0%
Midcap Financial Issuer Trust Senior Notes 6.50% due 05/01/2028*	1,955,000	2,045,986

Finance-Consumer Loans – 0.7%
Navient Corp. Senior Notes 5.88% due 10/25/2024	695,000	749,731
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	730,000	823,878

		1,573,609

Food-Dairy Products – 0.6%
Chobani LLC/Chobani Finance Corp., Inc. Company Guar. Notes 7.50% due 04/15/2025*	1,250,000	1,300,513

Food-Misc./Diversified – 1.0%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	765,000	780,300
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,370,000	1,366,986

		2,147,286

Food-Retail – 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	2,105,000	2,201,198

Food-Wholesale/Distribution – 0.7%
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc. Senior Notes 8.50% due 06/01/2026*	1,475,000	1,537,687

Funeral Services & Related Items – 0.7%
Carriage Services, Inc. Company Guar. Notes 4.25% due 05/15/2029*	1,520,000	1,517,690

Gambling (Non-Hotel) – 1.6%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 02/15/2023*	860,000	896,421
Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	1,085,000	1,133,716
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. Senior Notes 8.50% due 11/15/2027*	270,000	289,980
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	245,000	248,369
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	700,000	750,736

		3,319,222

Hotels/Motels – 1.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Senior Notes 5.00% due 06/01/2029*	1,230,000	1,257,675
Marriott Ownership Resorts, Inc. Company Guar. Notes 4.75% due 01/15/2028	1,160,000	1,188,652

		2,446,327

Human Resources – 0.5%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,080,000	1,027,145

Insurance Brokers – 0.8%
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	1,655,000	1,688,100

Insurance-Multi-line – 1.3%
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 4.25% due 02/15/2029*	1,335,000	1,318,312
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	1,335,000	1,361,700

		2,680,012

Internet Connectivity Services – 0.8%
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. Senior Notes 10.75% due 06/01/2028*	1,480,000	1,665,000

Investment Companies – 1.3%
Icahn Enterprises LP Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027*	45,000	46,463

Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 5.25% due 05/15/2027	45,000	46,561
Icahn Enterprises LP/Icahn Enterprises Finance Corp. Company Guar. Notes 6.25% due 05/15/2026	1,630,000	1,729,430
Prospect Capital Corp. Senior Notes 3.71% due 01/22/2026	825,000	847,871

		2,670,325

Machinery-Thermal Process – 0.6%
Cleaver-Brooks, Inc. Senior Sec. Notes 7.88% due 03/01/2023*	1,190,000	1,178,195

Medical-Drugs – 0.1%
Lannett Co., Inc. Senior Sec. Notes 7.75% due 04/15/2026*	265,000	263,786

Medical-Generic Drugs – 0.5%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,143,000	1,168,718

Medical-Hospitals – 3.9%
CHS/Community Health Systems, Inc. Senior Sec. Notes 4.75% due 02/15/2031*	615,000	615,769
CHS/Community Health Systems, Inc. Sec. Notes 6.13% due 04/01/2030*	390,000	395,850
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	1,490,000	1,575,660
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	110,000	115,112
Legacy LifePoint Health LLC Senior Sec. Notes 6.75% due 04/15/2025*	30,000	31,913
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,385,000	1,397,119
Prime Healthcare Services, Inc. Senior Sec. Notes 7.25% due 11/01/2025*	255,000	274,763
Surgery Center Holdings, Inc. Company Guar. Notes 6.75% due 07/01/2025*	600,000	612,000
Surgery Center Holdings, Inc. Company Guar. Notes 10.00% due 04/15/2027*	665,000	729,837
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	1,180,000	1,223,896
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	502,000	526,472
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	655,000	683,656

		8,182,047

Metal-Copper – 0.5%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	865,000	1,057,307

Office Automation & Equipment – 0.7%
Xerox Holdings Corp. Company Guar. Notes 5.50% due 08/15/2028*	1,400,000	1,454,586

Oil & Gas Drilling – 0.6%
Patterson-UTI Energy, Inc. Senior Notes 5.15% due 11/15/2029	1,140,000	1,194,284

Oil Companies-Exploration & Production – 7.1%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	570,000	581,759
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	390,000	432,900
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	600,000	682,500
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	1,425,000	1,567,500
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	866,345	854,034
Chesapeake Energy Corp. Company Guar. Notes 5.50% due 02/01/2026*	1,105,000	1,165,775
Chesapeake Energy Corp. Company Guar. Notes 5.88% due 02/01/2029*	125,000	135,307
Colgate Energy Partners III LLC Senior Notes 5.88% due 07/01/2029*	300,000	310,875
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	480,000	504,120
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,900,000	1,966,500
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	780,000	826,098

Indigo Natural Resources LLC Senior Notes 5.38% due 02/01/2029*	1,125,000	1,175,625
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. Company Guar. Notes 6.00% due 08/01/2026*	565,000	582,656
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	70,000	72,991
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	1,000,000	1,000,000
Occidental Petroleum Corp. Senior Notes 5.50% due 12/01/2025	250,000	276,046
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	475,000	528,438
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	395,000	463,631
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	1,540,000	1,861,183

		14,987,938

Oil-Field Services – 1.3%
CSI Compressco LP/CSI Compressco Finance, Inc. Company Guar. Notes 7.25% due 08/15/2022	1,145,000	1,130,687
CSI Compressco LP/CSI Compressco Finance, Inc. Senior Sec. Notes 7.50% due 04/01/2025*	865,000	877,975
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	620,000	649,450

		2,658,112

Physical Therapy/Rehabilitation Centers – 0.5%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	995,000	1,032,283

Pipelines – 2.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,400,000	1,473,178
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	675,000	712,125
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	675,000	712,125
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	285,000	289,953
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	265,000	273,067
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	410,000	445,875
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	460,000	512,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	585,000	633,262

		5,052,485

Precious Metals – 0.9%
Hecla Mining Co. Company Guar. Notes 7.25% due 02/15/2028	1,685,000	1,840,862

Printing-Commercial – 0.3%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	585,000	634,725

Publishing-Books – 0.3%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance Company Guar. Notes 7.88% due 05/15/2024*	655,000	668,100

Real Estate Investment Trusts – 2.6%
iStar, Inc. Senior Notes 4.25% due 08/01/2025	1,600,000	1,646,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	520,000	517,873
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	890,000	898,891
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	380,000	405,752
Service Properties Trust Company Guar. Notes 7.50% due 09/15/2025	575,000	651,231
Uniti Group, Inc./CSL Capital LLC Company Guar. Notes 7.13% due 12/15/2024*	1,240,000	1,281,850

		5,401,597

Retail-Arts & Crafts – 0.3%
Magic Mergeco, Inc. Senior Sec. Notes 5.25% due 05/01/2028*	145,000	148,760

Magic Mergeco, Inc. Senior Notes 7.88% due 05/01/2029*	405,000	417,656

		566,416

Retail-Automobile – 0.7%
Carvana Co. Company Guar. Notes 5.63% due 10/01/2025*	680,000	706,350
Carvana Co. Company Guar. Notes 5.88% due 10/01/2028*	645,000	678,669
LCM Investments Holdings II LLC Senior Notes 4.88% due 05/01/2029*	115,000	117,875

		1,502,894

Retail-Building Products – 0.9%
BCPE Ulysses Intermediate, Inc. Senior Notes 7.75% due 04/01/2027*(1)	1,180,000	1,209,500
LBM Acquisition LLC Company Guar. Notes 6.25% due 01/15/2029*	615,000	619,735

		1,829,235

Retail-Pet Food & Supplies – 0.5%
PetSmart, Inc./PetSmart Finance Corp. Senior Sec. Notes 4.75% due 02/15/2028*	350,000	363,563
PetSmart, Inc./PetSmart Finance Corp. Company Guar. Notes 7.75% due 02/15/2029*	600,000	659,862

		1,023,425

Retail-Propane Distribution – 0.4%
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. Senior Notes 5.38% due 04/01/2026*	455,000	451,019
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. Senior Notes 5.88% due 04/01/2029*	495,000	488,812

		939,831

Retail-Regional Department Stores – 0.8%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	1,570,000	1,672,050

Retail-Restaurants – 0.5%
Golden Nugget, Inc. Company Guar. Notes 8.75% due 10/01/2025*	1,045,000	1,102,600

Rubber-Tires – 0.4%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 07/15/2029*	285,000	298,395
Goodyear Tire & Rubber Co. Company Guar. Notes 5.25% due 07/15/2031*	480,000	501,600

		799,995

Schools – 0.7%
Adtalem Global Education, Inc. Senior Sec. Notes 5.50% due 03/01/2028*	1,490,000	1,517,878

Security Services – 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	200,000	202,758
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	2,080,000	2,205,278

		2,408,036

Steel-Producers – 1.4%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	765,000	825,244
Cleveland-Cliffs, Inc. Company Guar. Notes 7.00% due 03/15/2027	730,000	768,325
United States Steel Corp. Senior Notes 6.25% due 03/15/2026	1,015,000	1,048,992
United States Steel Corp. Senior Notes 6.88% due 03/01/2029	375,000	401,250

		3,043,811

Telecom Services – 0.8%
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	1,665,000	1,770,345

Telecommunication Equipment – 0.2%
Plantronics, Inc. Company Guar. Notes 4.75% due 03/01/2029*	385,000	382,201

Telephone-Integrated – 1.0%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 07/15/2024*	605,000	620,881
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	1,665,000	1,606,725

		2,227,606

Theaters – 1.3%
Cinemark USA, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,065,000	1,119,310
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	590,000	612,125

Live Nation Entertainment, Inc. Company Guar. Notes 5.63% due 03/15/2026*	970,000	1,010,139

		2,741,574

Tobacco – 1.3%
Turning Point Brands, Inc. Senior Sec. Notes 5.63% due 02/15/2026*	1,115,000	1,148,450
Vector Group, Ltd. Senior Sec. Notes 5.75% due 02/01/2029*	1,585,000	1,618,214

		2,766,664

Transport-Equipment & Leasing – 0.7%
Fortress Transportation & Infrastructure Investors LLC Senior Notes 6.50% due 10/01/2025*	1,135,000	1,178,981
Fortress Transportation & Infrastructure Investors LLC Senior Notes 9.75% due 08/01/2027*	205,000	237,031

		1,416,012

Vitamins & Nutrition Products – 0.6%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	1,285,000	1,291,425

Wireless Equipment – 0.6%
ViaSat, Inc. Senior Notes 5.63% due 09/15/2025*	1,180,000	1,202,420

Total U.S. Corporate Bonds & Notes (cost $163,309,261)		168,260,202

FOREIGN CORPORATE BONDS & NOTES – 11.1%
Airlines – 0.2%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	280,000	296,450
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	115,000	124,153

		420,603

Auto-Cars/Light Trucks – 0.2%
Aston Martin Capital Holdings, Ltd. Senior Sec. Notes 10.50% due 11/30/2025*	445,000	496,175

Auto/Truck Parts & Equipment-Original – 0.7%
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	1,285,000	1,400,907

Casino Services – 0.7%
Gateway Casinos & Entertainment, Ltd. Sec. Notes 8.25% due 03/01/2024*	1,515,000	1,515,000

Cellular Telecom – 0.2%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	400,000	401,960

Coal – 0.7%
Coronado Finance Pty, Ltd. Senior Sec. Notes 10.75% due 05/15/2026*	1,295,000	1,379,175

Cruise Lines – 1.6%
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	175,000	190,094
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	735,000	769,912
NCL Finance, Ltd. Company Guar. Notes 6.13% due 03/15/2028*	330,000	345,823
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	535,000	534,331
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	55,000	57,602
Royal Caribbean Cruises, Ltd. Company Guar. Notes 9.13% due 06/15/2023*	1,260,000	1,382,850

		3,280,612

Diversified Minerals – 0.5%
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	780,000	1,005,566

Gambling (Non-Hotel) – 0.1%
International Game Technology PLC Senior Sec. Notes 4.13% due 04/15/2026*	200,000	208,250

Internet Financial Services – 0.2%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	505,000	524,309

Machinery-Pumps – 0.4%
Titan Acquisition, Ltd./Titan Co-Borrower LLC Senior Notes 7.75% due 04/15/2026*	845,000	875,631

Medical-Drugs – 1.8%
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	955,000	1,013,618
Cheplapharm Arzneimittel GmbH Senior Sec. Notes 5.50% due 01/15/2028*	1,780,000	1,824,500

Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	125,000	127,500
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	460,000	437,575
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 7.13% due 01/31/2025	380,000	418,950

		3,822,143

Metal-Copper – 0.7%
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	1,395,000	1,454,288

Miscellaneous Manufacturing – 0.3%
Bombardier, Inc. Senior Notes 7.50% due 12/01/2024*	675,000	705,375

MRI/Medical Diagnostic Imaging – 0.6%
Akumin, Inc. Senior Sec. Notes 7.00% due 11/01/2025*	1,325,000	1,375,602

Oil & Gas Drilling – 0.4%
Transocean, Inc. Company Guar. Notes 11.50% due 01/30/2027*	753,000	804,727

Oil Companies-Exploration & Production – 0.3%
Geopark, Ltd. Company Guar. Notes 6.50% due 09/21/2024*	291,000	300,097
Teine Energy, Ltd. Senior Notes 6.88% due 04/15/2029*	245,000	251,431

		551,528

Pipelines – 0.2%
Northriver Midstream Finance LP Senior Sec. Notes 5.63% due 02/15/2026*	445,000	461,688

Satellite Telecom – 1.1%
Telesat Canada/Telesat LLC Senior Sec. Notes 5.63% due 12/06/2026*	95,000	95,237
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	2,390,000	2,276,475

		2,371,712

Telecom Services – 0.2%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	500,000	496,114

Total Foreign Corporate Bonds & Notes (cost $23,297,031)		23,551,365

COMMON STOCKS – 0.2%
Mining Services – 0.2%
Covia Holdings Corp.†(2) (cost $343,328)	39,560	356,040

PREFERRED SECURITIES/CAPITAL SECURITIES – 1.0%
Finance-Auto Loans – 0.4%
Ally Financial, Inc. 4.70% due 05/15/2026(3)	731,000	754,904

Finance-Leasing Companies – 0.2%
Capital Farm Credit ACA 5.00% due 03/15/2026*(3)	465,000	482,438

Pipelines – 0.4%
Energy Transfer LP 6.50% due 11/15/2026(3)	765,000	775,924

Total Preferred Securities/Capital Securities (cost $1,962,063)		2,013,266

ESCROWS AND LITIGATION TRUSTS – 0.0%
ION Media Networks, Inc.†(4)	660	7,937
Mesquite Energy, Inc. Senior Sec. Notes 7.25% due 02/15/2023*†	405,000	8,100
Paragon Offshore Finance Co. FRS Escrow Loans 5.00% (USFRBPLR+1.75%) due 07/18/2021(4)†	1,745	0
Vistra Energy Corp. CVR†(2)	27,942	32,888

Total Escrows And Litigation Trusts (cost $3,747)		48,925

Total Long-Term Investment Securities (cost $188,915,430)		194,229,798

SHORT-TERM INVESTMENT SECURITIES – 1.4%
Registered Investment Companies – 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(5) (cost $2,959,473)	2,959,473	2,959,473

TOTAL INVESTMENTS (cost $191,874,903)	93.4%	197,189,271
Other assets less liabilities	6.6	13,998,072

NET ASSETS	100.0%	$211,187,343

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At June 30, 2021, the aggregate value of these securities was $152,737,777 representing 72.3% of net assets.

†	Non-income producing security

(1)	PIK (“Payment-in-Kind”) security - Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of June 30, 2021, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Covia Holdings Corp.	02/21/2018	39,560	$343,328	$356,040	$9.00	0.17%
Escrows and Litigation Trusts
Vistra Energy Corp. CVR	10/06/2016	27,942	0	32,888	1.18	0.02

				$388,928		0.19%

(3)	Perpetual maturity - maturity date reflects the next call date.

(4)	Securities classified as Level 3 (see Note 1).

(5)	The rate shown is the 7-day yield as of June 30, 2021.

CVR – Contingent Value Rights

FRS – Floating Rate Security

The rates shown on FRS are the current interest rates at June 30, 2021 and unless noted otherwise, the dates shown are the original maturity dates.

USFRBPLR – US Federal Reserve Bank Prime Loan Rate

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2021 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$–	$168,260,202	$–	$168,260,202
Foreign Corporate Bonds & Notes	–	23,551,365	–	23,551,365
Common Stocks	–	356,040	–	356,040
Preferred Securities/Capital Securities	–	2,013,266	–	2,013,266
Escrows and Litigation Trusts	–	40,988	7,937	48,925
Short-Term Investment Securities	2,959,473	–	–	2,959,473

Total Investments at Value	$2,959,473	$194,221,861	$7,937	$197,189,271

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – June 30, 2021 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1–Unadjusted quoted prices in active markets for identical securities

Level 2–Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”), etc.)

Level 3–Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s asset and liabilities classified in the fair value hierarchy as of June 30, 2021 is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the

Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Note 2. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the AIG Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Security and Exchange Commission’s website at http://www.sec.gov.